Mining Interests Investments in Associates and Joint Venture - Disclosure of Carrying Amount of Investments in Associates and Joint Venture (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates and joint ventures [line items]
Investments in joint ventures and associates at beginning of period	$ 2,736
Company's share of net earnings (loss) of associates and joint venture	53	$ 144
Investments in joint ventures and associates at ending of period	2,632	2,736
Associates and joint venture [member]
Disclosure of associates and joint ventures [line items]
Investments in joint ventures and associates at beginning of period	2,736	2,007
Company's share of net earnings (loss) of associates and joint venture	53	144
Acquisition of interest in Leagold (note 8(a))		71
Capital investment	43	33
Return of capital investment	(141)	(65)
Reversal of impairment		557
Reclassification of investment in associate	(69)
Other	10	(11)
Investments in joint ventures and associates at ending of period	2,632	2,736
NuevaUnion SpA [member]
Disclosure of associates and joint ventures [line items]
Investments in joint ventures and associates at beginning of period	919	884
Company's share of net earnings (loss) of associates and joint venture	(2)	2
Capital investment	37	33
Investments in joint ventures and associates at ending of period	954	919
Pueblo Viejo Dominicana Corporation [member]
Disclosure of associates and joint ventures [line items]
Investments in joint ventures and associates at beginning of period	1,746	1,123
Company's share of net earnings (loss) of associates and joint venture	55	142
Return of capital investment	(141)	(65)
Reversal of impairment		557
Other	10	(11)
Investments in joint ventures and associates at ending of period	1,670	1,746
Other associate [member]
Disclosure of associates and joint ventures [line items]
Investments in joint ventures and associates at beginning of period	71
Acquisition of interest in Leagold (note 8(a))		71
Capital investment	6
Reclassification of investment in associate	(69)
Investments in joint ventures and associates at ending of period	8	71
Minera Alumbrera Limited [member]
Disclosure of associates and joint ventures [line items]
Provision to fund reclamation costs	$ 30	$ 45